ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries and VIEs and VIE's subsidiaries and schools

As of February 28, 2013, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries and schools are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Subsidiaries:

TAL Holding Limited (“TAL Hong Kong”)(1)	March 11, 2008	Hong Kong	100%	Holding company

TAL Education Technology (Beijing) Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service

Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group (“Yidu Cayman”)	February 2, 2012	Cayman Islands	100%	Holding company

Yidu Technology Group Limited (“Yidu Hong Kong”)	April 13, 2012	Hong Kong	100%	Holding company

TAL Electronic Technology (Shanghai) Co., Ltd (“TAL Shanghai”)	May 9, 2012	Shanghai	100%	Software development, sales, and consulting service

Beijing Xintang Sichuang Education Technology Co., Ltd (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Zhixuesi Education Consulting (Beijing) Co., Ltd (“ZhixueSi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service

YiduXuedi Network Technology (Beijing) Co., Ltd (“Yidu Xuedi Beijing”)	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Variable interest entities:

Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service

Beijing Dongfangrenli Science & Commerce Co., Ltd. (“Beijing Dongfangrenli”)	September 28, 2011	Beijing	N/A*	Study aboard intermediary service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

VIEs’ subsidiariesand schools:

Beijing Haidian District Xueersi Training School (“Beijing Haidian School”)	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School (“Beijing Dongcheng School”)	March 21, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Zhikang Culture Distribution Co., Ltd. (“Zhikang”)	June 30, 2008	Beijing	N/A*	After- school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School (“Wuhan Jianghan School”)(2)	July 1, 2008	Wuhan	N/A*	Language education

Shanghai Changning District Xueersi Training School (“Shanghai Changning School”)(3)	August 1, 2008	Shanghai	N/A*	After-school tutoring for primary and secondary school students

Shanghai Minhang District Xueersi Training School (“Shanghai Minhang School”)(4)	August 1, 2008	Shanghai	N/A*	Language education

Beijing Xicheng District Xueersi Training School (“Beijing Xicheng School”)	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students

Shanghai Xueersi Education Information Consulting Co., Ltd. (“Shanghai Education”)	July 2, 2009	Shanghai	N/A*	Educational information consulting and educational software development

Tianjin Xueersi Education Information Consulting Co., Ltd. (“Tianjin Education”)	August 14, 2009	Tianjin	N/A*	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. (“Guangzhou Education”)	August 16, 2009	Guangzhou	N/A*	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. (“Shenzhen Education”)	December 22, 2009	Shenzhen	N/A*	Teaching software research and development

Beijing Haidian District Lejiale Training School (‘‘Beijing Lejiale School’’)	March 22, 2010	Beijing	N/A*	After-school tutoring for primary and secondary school students

Tianjin Hexi District Xueersi Training School (‘‘Hexi Xueersi School’’)	August 3, 2010	Tianjin	N/A*	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (‘‘Hangzhou Education’’)	December 1, 2010	Hangzhou	N/A*	Educational information consulting and educational software development

Wuhan Jiang’an District Xueersi Training School (‘‘Wuhan Jiang’an School’’)	December 16, 2010	Wuhan	N/A*	After-school tutoring for primary and secondary school students

Beijing Chaoyang District Xueersi Training School (‘‘Beijing Chaoyang School’’)	January 17, 2011	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Xueersi Nanjing Education Technology Co., Ltd. (‘‘Nanjing Education’’)	January 24, 2011	Nanjing	N/A*	Educational information consulting and educational software development

Xi’an Xueersi Network Technology Co., Ltd. (‘‘Xi’an Network’’)	February 15, 2011	Xi’an	N/A*	Software sales, and consulting service

Shanghai Xueersi Network Technology Co., Ltd. (‘‘Shanghai Network’’)	March 10, 2011	Shanghai	N/A*	Software sales, and consulting service

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

VIEs’ subsidiariesand schools: - continued

Chengdu Xueersi Education Consulting Co., Ltd. (‘‘Chengdu Education’’)	March18, 2011	Chengdu	N/A*	Educational information consulting and educational software development

Beijing Shijingshan District Xueersi Training School (“Beijing ShijingshanSchool”)	January 4, 2012	Beijing	N/A*	After-school tutoring for primary and secondary school students

TaiyuanYingze District Xueersi Training School (“ Taiyuan Yingze School”)	February 21, 2012	Taiyuan	N/A*	After-school tutoring for primary and secondary school students

Suzhou Xueersi Network Technology Co., Ltd. (‘‘Suzhou Network’’)	February 21, 2012	Suzhou	N/A*	Software sales, and consulting service

Chongqing Shapingba District Xueersi Education Training School (“Chongqing Shapingba School”)	February 24, 2012	Chongqing	N/A*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Information Consulting Co., Ltd. (“Shenyang Education”)	April 12, 2012	Shenyang	N/A*	Educational information consulting service

Zhengzhou Jinshui District Xueersi Shulihua Training Center (“Zhengzhou Jinshui Center”)	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Tianhe District Xueersi Training Center (“Guangzhou Tianhe Center”)	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Training School (“Shenyang Training School”)	September 6, 2012	Shenyang	N/A*	After-school tutoring for primary and secondary school students

Suzhou Zhikang Culture Training Center (“Suzhou Zhikang Center”)	December 14, 2012	Suzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Liwan District Xueersi Training Center (“Guangzhou Liwan Center”)	February 25, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                 Previously known as Xueersi International Education Group and the name change permit granted by governmental authority in June 2013.

(2)                                 Previously known as Wuhan Jianghan District Xiaoxinxing English Training School and the name change permit granted by governmental authority in December 2010.

(3)                                 Previously known as Shanghai Changning District Lejiale Training School and the name change permit granted by governmental authority in April 2011.

(4)                                 Previously known as Shanghai Minhang District Lejiale Training School and the name change permit granted by governmental authority in December 2011.

Schedule of consolidated financial statement balances and amounts of the Company's VIEs included in the consolidated financial statements after the elimination of intercompany balances and transactions

	As of February 29,	As of February 28,
	2012	2013

Cash and cash equivalents	$48,556,206	$76,866,320
Term deposits	10,328,116	11,251,668
Prepaid expenses and other current assets	8,335,325	15,162,308

Total current assets	67,219,647	103,280,296

Property and equipment, net	52,497,923	50,385,824
Other non-current assets	4,933,431	7,904,513

Total assets	124,651,001	161,570,633

Deferred revenue	50,395,945	67,743,448
Accrued expenses and other current liabilities	13,746,478	15,174,629

Total current liabilities	64,142,423	82,918,077

Total non-current liabilities	45,881	36,845

Total liabilities	$64,188,304	$82,954,922

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net revenues	$96,679,369	$142,650,139	$186,575,902
Net income	$33,398,766	$45,236,929	$55,172,212

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net cash provided by operating activities	$15,437,897	$44,458,648	$37,349,571
Net cash used in investing activities	$(2,558,536)	$(27,017,006)	$(9,039,457)
Net cash used in financing activities	$(344,909)	$—	$—

Schedule of consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company's VIEs, included in the consolidated financial statements after the elimination of the inter-company transactions and balances

	As of February 29,	As of February 28,
	2012	2013

Cash and cash equivalents	$140,023,561	$108,214,353
Term deposits	—	12,859,048
Prepaid expenses and other current assets	2,991,822	2,084,846

Total current assets	143,015,383	123,158,247

Property and equipment, net	24,228,296	25,729,264
Other non-current assets	2,758,225	5,583,735

Total assets	170,001,904	154,471,246

Deferred revenue	35,198,087	34,770,428
Accrued expenses and other current liabilities	5,038,610	6,809,150

Total current liabilities	40,236,697	41,579,578

Total non-current liabilities	110,613	62,100

Total liabilities	$40,347,310	$41,641,678

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net revenues	$13,908,930	$34,869,533	$39,355,193
Net income	$(9,357,616)	$(20,923,276)	$(21,732,146)

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net cash provided by operating activities	$38,384,726	$28,939,023	$28,060,174
Net cash used in investing activities	$(27,009,413)	$(32,078,753)	$(19,079,248)
Net cash provided by/(used in) financing activities	$96,958,295	$(470,022)	$(41,465,075)